Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥) Segment	Feb. 28, 2021 USD ($) Segment	Feb. 29, 2020 CNY (¥) Segment	Feb. 28, 2019 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash denominated in RMB	¥ 389,213,000		¥ 442,355,000	¥ 471,235,000	$ 60,129	$ 68,338	¥ 583,324,000
Foreign currency translation exchange rate	6.4730				6.4730
Allowance for doubtful accounts	¥ 0
Fair value change of investments	(2,148,000)	$ (332)	(11,134,000)	4,783,000
Impairment of investments	0		0	0
Impairment loss on intangible asset	0		30,804,000	0
Impairment loss of property and equipment recognized	¥ 0		¥ 764,000	0
Number of reporting units | Segment	1	1	2
Loss from goodwill impairment	¥ 0		¥ 114,612,000	557,000
Refund liability	16,208,000		23,179,000		$ 2,504
Contract assets	0		53,000
Contract liabilities	75,242,000		71,946,000	87,870,000	$ 11,625
Advertising expenses	25,486,000	$ 3,937	¥ 25,943,000	26,317,000
Operating lease, option to extend			The Group’s leases have lease terms of up to fifteen years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options.
Operating lease impairment			¥ 800,000
Income recognized from government subsidies	¥ 11,898,000	$ 1,838	¥ 9,572,000	¥ 4,150,000
Description of uncertain income tax position	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Maximum
Significant Accounting Policies [Line Items]
Operating lease, lease term			12 months			12 months
Online Course
Significant Accounting Policies [Line Items]
Revenue, Gross	¥ 90,421,000		¥ 19,011,000
Accounts Receivable and Contract Assets
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	5,267,000
Other Receivables, Deposits and Other Assets
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	¥ 5,267,000	$ 814
VIEs
Significant Accounting Policies [Line Items]
Percentage of revenue contributed of consolidated revenue	100.00%	100.00%	100.00%	100.00%
Percentage of assets accounted of audited consolidated assets	39.30%		39.60%		39.30%	39.60%
Percentage of liabilities accounted of audited consolidated liabilities	93.70%		93.80%		93.70%	93.80%
Assets held only to settle obligations	¥ 0
Cash and cash equivalents and restricted cash denominated in RMB	¥ 192,008,000		¥ 186,607,000		$ 29,663